RICHARDSON & PATEL LLP
10900 WILSHIRE BLVD., SUITE 500
LOS ANGELES, CA 90024
August 6, 2008
VIA FEDERAL EXPRESS
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549-6010
Attn: Amanda McManus

Re:	T3 Motion, Inc. Registration Statement on Form S-1 Filed July 14, 2008 File No. 333-150888
Dear Ms. McManus:
            On behalf of T3 Motion, Inc. (the “Company” or “T3 Motion”), set forth below is the Company’s responses to the comments received from the staff (“Staff”) of the Securities and Exchange Commission in the letter dated July 14, 2008. We have reproduced the Staff’s comments in bold type for your convenience and have followed the comment with the Company’s response. References in this letter to “we”, “our”, or “us” mean the Company or its advisors, as the context may require.
Risk Factors, Page 6
1.	We note your new disclosure on page 51 that you began the replacements of 400 external chargers due to the chance that the chargers would fail over time. Please consider adding a risk factor discussing the possible impact of future voluntary or involuntary component or product replacements on your business.

Response: We have added a new risk factor regarding product replacements on page 8.

Certain Relationships and Related Transactions, page 44
2.	We note your response to our prior comment number 22, however, your disclosure still fails to name the related party in many instances. Please revise to name each related party.

Response: We have added the names of each related party on page 45.
Notes Receivable, page 45
3.	If the note given in exchange for 3,207,941 shares has been repaid in full, please discuss how you valued the consideration given in return for the shares.

Response: We discussed how we valued the consideration given on page 45.
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The Company acknowledges if it requests acceleration of effectiveness of this registration statement:
•	Should the Commission or the staff, acting pursuant to the delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	The action of the Commission or the staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The company may not assert this action as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.
            We hope that the information contained in this letter satisfactorily addresses the comments by the Staff. Please do not hesitate to contact the undersigned by telephone at (310) 208-1182, or by facsimile at (310) 208-1154.

Very truly yours, RICHARDSON & PATEL, LLP /s/ Ryan S. Hong Ryan S. Hong, Esq.